[LETTERHEAD OF PAUL, HASTINGS, JANOFSKY & WALKER LLP]


July 21, 2011


VIA EDGAR


Securities and Exchange Commission
100 F. Street, N.E.
Washington, DC 20549


Re:      Van Kampen Unit Trusts, Series 1135
         Amendment No. 1 to the Registration Statement on Form S-6 File No. 333-174414

Ladies and Gentlemen:

   On behalf of Van Kampen Funds Inc., depositor, sponsor and principal underwriter of Van Kampen Unit Trusts, Series 1135 (the "Trust"), we hereby transmit for filing under the Securities Act of 1933 (the "Act") Amendment No. 1 to the Registration Statement on Form S-6 ("Amendment No. 1") which has been blacklined to reflect changes from the Registration Statement on Form S-6 which was filed with the Securities and Exchange Commission (the "Commission") on May 23, 2011 (accession number 0000891804-11-002146).

   In addition to Amendment No. 1 and the exhibits listed therein as being filed therewith, a memorandum identifying changes from materials previously submitted is also submitted herewith. Additional changes in the Prospectus reflect certain corrections and minor alterations, the completion of various financial statements with information based on the securities deposited in the Trust and the dates of record, distribution and evaluation, together with a list of the deposited securities which will comprise the portfolio in the Trust, the Statement of Condition and the Report of Independent Registered Public Accounting Firm. An effort has been made not only to indicate the changes by blacklining them but also to list them in the memorandum setting forth the changes.

   The staff of the Commission has also requested that the Trust represent in writing that it will not use the staff's comment process as a defense in any securities related litigation against it (i.e., a "Tandy" letter). These representations have been made under separate cover and have been filed along with Amendment No. 1.

   The trust agreement was entered into today and Securities (as defined in the Trust Indenture) have been deposited with the trustee. In connection therewith, the trustee has provided, in the name of Van Kampen Funds Inc., documentation for units of fractional undivided interest in the Trust, which documentation is being retained by the trustee for delivery after the effectiveness of Amendment No. 1.

   Accordingly, we respectfully request that the Commission grant acceleration of the effective date of Amendment No. 1 so that it may become effective as early as practicable on Thursday, July 21, 2011. A request for acceleration has been filed along with Amendment No. 1. Additionally, we note that absent paragraph (b)(1) of Rule 487 under the Act, it would be our opinion that Amendment No. 1 does not contain disclosures which would render it ineligible to become effective pursuant to Rule 487.

   We have appreciated the courtesy and cooperation of the members of the staff of the Commission. If you have any questions regarding the foregoing, please do not hesitate to contact Gary D. Rawitz at (212) 318-6877, or Benjamin Turshen at
(212) 318-6784.

Very truly yours,

/s/ PAUL, HASTINGS, JANOFSKY & WALKER LLP

PAUL, HASTINGS, JANOFSKY & WALKER LLP